Note 15 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2016	January 31, 2015	January 31, 2014

Net income for purposes of calculating basic and diluted earnings per share	20,562	15,059	9,612
Weighted average shares outstanding	75,595	70,559	62,841
Dilutive effect of employee stock options	452	665	1,258
Dilutive effect of restricted and performance share units	362	360	271
Weighted average common and common equivalent shares outstanding	76,409	71,584	64,370
Earnings per share
Basic	0.27	0.21	0.15
Diluted	0.27	0.21	0.15